Accumulated Other Comprehensive Income (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income Loss [Abstract]
Cumulative foreign currency translation	$ 460	$ 456
Gross - Experience gains-post employment liability	1,847	1,847
Tax effect - Experience gains-post employment liability	(485)	(485)
Accumulated other comprehensive income	$ 1,822	$ 1,818